Consolidated Statements of Changes in Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares	Additional Paid-in Capital	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest	Total
Balance at Dec. 31, 2018			$ 14,330	$ 23,888,023	$ 10,512,527	$ 35,034,690	$ (7,878,354)	$ 6,261,028	$ 67,832,244
Balance (in Shares) at Dec. 31, 2018			111,771,000
Transfer to reserve					537,320	(537,320)
Net income (loss)						(42,403,369)		1,330,237	(41,073,132)
Foreign currency translation adjustment							(1,188,488)		(1,188,488)
Balance at Dec. 31, 2019			$ 14,330	23,888,023	11,049,847	(7,905,999)	(9,066,842)	7,591,265	25,570,624
Balance (in Shares) at Dec. 31, 2019			111,771,000
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior to the completion of initial public offering	$ 8,352	$ 5,978	$ (14,330)
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior to the completion of initial public offering (in Shares)	65,145,217	46,625,783	(111,771,000)
Share issuance upon initial public offering, net of issuance cost	$ 2,470			91,682,290					91,684,760
Share issuance upon initial public offering, net of issuance cost (in Shares)	19,264,337
Share issuance following initial public offering, net of issuance cost	$ 589			22,506,246					22,506,835
Share issuance following initial public offering, net of issuance cost (in Shares)	4,600,000
Increase in capital from disposal of subsidiary				212,362					212,362
Net income (loss)						(30,675,420)		(1,435,504)	(32,110,924)
Foreign currency translation adjustment							1,418,510	541,599	1,960,109
Balance at Dec. 31, 2020	$ 11,411	$ 5,978		138,288,921	11,049,847	(38,581,419)	(7,648,332)	6,697,360	109,823,766
Balance (in Shares) at Dec. 31, 2020	89,009,554	46,625,783
Transfer to reserve					29,802	(29,802)
Share issuance following initial public offering, net of issuance cost	$ 4,693			186,772,032					186,776,725
Share issuance following initial public offering, net of issuance cost (in Shares)	36,600,000
Share issuance from exercise of warrants, net of issuance cost	$ 1,744			67,949,236					67,950,980
Share issuance from exercise of warrants, net of issuance cost (in Shares)	13,600,000
Share-based compensation				707,000					707,000
Net income (loss)						4,430,941		(1,663,120)	2,767,821
Foreign currency translation adjustment							751,327	201,746	953,073
Balance at Dec. 31, 2021	$ 17,848	$ 5,978		$ 393,717,189	$ 11,079,649	$ (34,180,280)	$ (6,897,005)	$ 5,235,986	$ 368,979,365
Balance (in Shares) at Dec. 31, 2021	139,209,554	46,625,783